Trade and other receivables	12 Months Ended
Jun. 30, 2025
Trade and other receivables
Trade and other receivables

17.         Trade and other receivables

Group’s trade and other receivables as of June 30, 2025 and 2024 were as follows:

	06.30.2025	06.30.2024
Trade, leases and services receivable (*)	391,345	358,584
Less: allowance for doubtful accounts	(6,352)	(5,966)
Total trade receivables	384,993	352,618
Prepayments	87,846	82,577
Borrowings, deposits and others	53,564	58,857
Guarantee deposits	93	99
Tax receivables	44,366	35,814
Others	47,713	32,380
Total other receivables	233,582	209,727
Total trade and other receivables	618,575	562,345

Non-current	175,727	197,534
Current	442,848	364,811
Total	618,575	562,345

(*)     Includes field sales credits, which are revalued based on the soybean price and the livestock weight measured in arrobas at each balance sheet date. The related impact in the Consolidated Statement of Income and Other Comprehensive Income is presented within “Financial results, net.

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 34.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2025	06.30.2024
Beginning of the year	5,966	7,834
Additions (i)	1,869	1,781
Recovery (i)	(231)	(316)
Currency translation adjustment	635	4,132
Used during the year	(228)	(22)
Inflation adjustment	(1,659)	(7,443)
End of the year	6,352	5,966

(i)     The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note.27).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2025 and 2024 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	43,132	2,219	12,634	95,533	5,445	158,963	40.6%
Sale of properties and developments	-	-	-	172,075	-	172,075	44.0%
Agricultural products	-	-	-	59,400	907	60,307	15.4%
Total as of 06.30.2025	43,132	2,219	12,634	327,008	6,352	391,345	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	44,167	1,981	5,348	72,949	4,971	129,416	36.1%
Sale of properties and developments	-	-	-	188,960	-	188,960	52.7%
Agricultural products	-	-	-	39,213	995	40,208	11.2%
Total as of 06.30.2024	44,167	1,981	5,348	301,122	5,966	358,584	100.0%